Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 6. Notes Payable

Notes payable consisted of the following:

	March 31, 2013	December 31, 2012

Notes payable	$13,200	$13,200

	$13,200	$13,200

LLC has notes payable to an unrelated third party. The notes are unsecured, bear no interest and are due on demand.

Notes payable consisted of the following:

	December 31, 2012	December 31, 2011

Notes payable	$13,200	$13,200

	$13,200	$13,200

LLC has notes payable to an unrelated third party. The notes are unsecured, non interest bearing and due on demand.